UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		July 20, 2010

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	     104
Form 13F Information Table Value Total:	$128,823 (thousands)

List of Other Included Managers:
NONE

                                      TITLE OF                 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
          NAME OF ISSUER                CLASS        CUSIP     (X$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
          --------------              --------       -----     ---------------  --- ---- -------  --------    ----   ------  ----
Noble Corp                        NAMEN -AKT       H5833N103       622   20,110 SH      SOLE                  18,550       0  1560
Check Point Software Tech Ltd.    ORD              M22465104       302   10,260 SH      SOLE                   9,080       0  1180
Elbit Systems Ltd                 ORD              M3760D101       299    5,940 SH      SOLE                   5,400       0   540
Core Laboratories N V             COM              N22717107       814    5,515 SH      SOLE                   5,035       0   480
AT&T Inc.                         COM              00206R102      1641   67,829 SH      SOLE                  64,689       0  3140
Abbott Labs                       COM                2824100       270    5,767 SH      SOLE                   5,207       0   560
Allegheny Technologies  Inc       COM              01741R102       215    4,860 SH      SOLE                   4,860       0     0
Amazon Com Inc                    COM               23135106       426    3,900 SH      SOLE                   3,440       0   460
America Movil SAB DE CV Series    SPONS ADR L SHS  02364W105      1096   23,064 SH      SOLE                  20,844       0  2220
Annaly Capital Mgmt Inc           COM               35710409       594   34,610 SH      SOLE                  34,610       0     0
Apache Corp                       COM               37411105       542    6,437 SH      SOLE                   5,657       0   780
Apple Inc                         COM               37833100      4075   16,199 SH      SOLE                  14,984       0  1215
Auto Data Processing              COM               53015103      1361   33,798 SH      SOLE                  31,498       0  2300
Bank Of America Corporation       COM               60505104       904   62,927 SH      SOLE                  61,927       0  1000
Berkshire Hathaway Inc Cl B       CL B NEW          84670702      1713   21,492 SH      SOLE                  19,742       0  1750
1/100 Berkshire Htwy Cl A         COM               84990175       240      200 SH      SOLE                     200       0     0
Blackrock Global Fltg Rt          COM               91941104       345   25,000 SH      SOLE                  25,000       0     0
Blackrock Ltd Duration            COM SHS          09249W101       898   55,320 SH      SOLE                  55,320       0     0
Blackrock Defined Oppty Fd        COM              09255Q105       792   63,719 SH      SOLE                  63,719       0     0
Bristol Myers Squibb Co           COM              110122108      1437   57,623 SH      SOLE                  53,863       0  3760
CSX Corp                          COM              126408103      1401   28,220 SH      SOLE                  26,240       0  1980
CVS Caremark Corporation          COM              126650100      1233   42,070 SH      SOLE                  39,390       0  2680
Calamos Cnv High Incm Fd          COM SHS          12811P108       138   11,500 SH      SOLE                  11,500       0     0
Calamos Conv Opprtnty Fd          SH BEN INT       128117108       138   11,500 SH      SOLE                  11,500       0     0
Canadian Natural Res Ltd          COM              136385101       602   18,120 SH      SOLE                  15,780       0  2340
Celgene Corp                      COM              151020104       406    7,990 SH      SOLE                   7,240       0   750
Chevron Corp New                  COM              166764100       208    3,068 SH      SOLE                   3,068       0     0
Chimera Investment Corp           COM              16934Q109        94   26,000 SH      SOLE                  26,000       0     0
Chubb Corp                        COM              171232101      1393   27,860 SH      SOLE                  25,880       0  1980
Cisco Systems Inc                 COM              17275R102       225   10,539 SH      SOLE                  10,539       0     0
Deere & Company                   COM              244199105       291    5,233 SH      SOLE                   5,233       0     0
Eaton Vance Short Duration Inc    COM              27828V104       502   30,000 SH      SOLE                  30,000       0     0
Exelon Corporation                COM              30161N101       236    6,220 SH      SOLE                   6,220       0     0
Exxon Mobil Corporation           COM              30231G102      2019   35,385 SH      SOLE                  35,385       0     0
Flir Systems Inc                  COM              302445101       503   17,290 SH      SOLE                  15,910       0  1380
NextEra Energy, Inc.              COM              302571104       648   13,282 SH      SOLE                  11,852       0  1430
First Trust/Four Corners          COM              33733U108       138   11,000 SH      SOLE                  11,000       0     0
Freeport-McMoRan Copper & Gold    COM              35671D857       815   13,786 SH      SOLE                  13,186       0   600
General Dynamics Corp             COM              369550108      1452   24,790 SH      SOLE                  23,090       0  1700
General Electric Company          COM              369604103       227   15,756 SH      SOLE                  15,756       0     0
Goldcorp Inc New                  COM              380956409       624   14,240 SH      SOLE                  12,780       0  1460
Green Mtn Coffee Roasters Inc     COM              393122106       350   13,605 SH      SOLE                  12,375       0  1230
Harris Corp Del                   COM              413875105      1508   36,215 SH      SOLE                  32,835       0  3380
Hewlett-Packard Company           COM              428236103      2002   46,255 SH      SOLE                  42,635       0  3620
Honeywell Intl Inc                COM              438516106      1668   42,740 SH      SOLE                  39,700       0  3040
ING Prime Rate Trust              SH BEN INT       44977W106       275   50,000 SH      SOLE                  50,000       0     0
International Business Machine    COM              459200101      2053   16,629 SH      SOLE                  15,789       0   840
Intuitive Surgical  Inc Com Ne    COM NEW          46120E602       392    1,241 SH      SOLE                   1,101       0   140
iShares MSCI Australia Index F    MSCI AUSTRALIA   464286103      3796  200,020 SH      SOLE                 182,800       0 17220
iShares Tr MSCI Brazil Index F    MSCI BRAZIL      464286400       266    4,300 SH      SOLE                   4,300       0     0
iShares MSCI Chile                MSCI CHILE INVES 464286640      1206   21,265 SH      SOLE                  19,165       0  2100
iShares MSCI South Africa         MSCI STH AFRCA   464286780       791   14,460 SH      SOLE                  12,980       0  1480
iShares MSCI Malaysia             MSCI MALAYSIA    464286830       158   13,810 SH      SOLE                  13,810       0     0
iShares Tr DJ Sel Div Inx         DJ SEL DIV INX   464287168      2243   52,860 SH      SOLE                  44,230       0  8630
iShares Tr Barclays TIPS Bd Fd    BARCLYS TIPS BD  464287176      9490   88,766 SH      SOLE                  80,911       0  7855
iShares Tr S&P Latin America 4    S&P LTN AM 40    464287390      6586  159,010 SH      SOLE                 148,280       0 10730
iShares Tr Cohen & Steer Re Ma    COHEN&ST RLTY    464287564      5078   92,484 SH      SOLE                  84,536       0  7948
iShares Tr Russell 1000 Index     RUSSELL 1000     464287622      1758   30,771 SH      SOLE                  30,408       0   363
iShares Tr Russell 2000 Value     RUSL 2000 VALU   464287630      4218   73,950 SH      SOLE                  67,690       0  6260
iShares Tr Russell 3000 Index     RUSSELL 3000     464287689      2637   43,169 SH      SOLE                  36,081       0  7088
iShares iBoxx High Yield Corp     HIGH YLD CORP    464288513       342    4,030 SH      SOLE                   4,030       0     0
iShares Tr Barclays MBS Bond F    BARCLYS MBS BD   464288588       700    6,400 SH      SOLE                   6,400       0     0
iShares Tr Barclays Bond          BARCLYS 1-3YR CR 464288646       315    3,035 SH      SOLE                   3,035       0     0
iShares Tr S&P US Pfd Stk Inde    US PFD STK IDX   464288687       584   15,763 SH      SOLE                  15,763       0     0
Johnson & Johnson                 COM              478160104      1934   32,745 SH      SOLE                  31,225       0  1520
Joy Global Inc                    COM              481165108       296    5,900 SH      SOLE                   5,130       0   770
Kansas City Southern Ind          COM NEW          485170302       583   16,050 SH      SOLE                  14,210       0  1840
Kimberly Clark Corp               COM              494368103       603    9,949 SH      SOLE                   9,169       0   780
Lubrizol Corporation              COM              549271104       652    8,115 SH      SOLE                   7,175       0   940
Market Vectors Gold Miners ETF    GOLD MINER ETF   57060U100      2343   45,090 SH      SOLE                  39,780       0  5310
McDonalds Corp                    COM              580135101      1606   24,377 SH      SOLE                  22,837       0  1540
Medcohealth Solutions             COM              58405U102       762   13,830 SH      SOLE                  12,190       0  1640
SPDR S&P Midcap 400 ETF Trust     UNIT SER 1       595635103      6395   49,511 SH      SOLE                  46,011       0  3500
Newmont Mining Corp               COM              651639106       493    7,988 SH      SOLE                   6,878       0  1110
Nike Inc Cl B                     CL B             654106103      1725   25,532 SH      SOLE                  23,972       0  1560
Northrop Grumman Corp             COM              666807102      1134   20,830 SH      SOLE                  18,550       0  2280
OGE Energy Corp Hldg Co           COM              670837103       311    8,500 SH      SOLE                   8,500       0     0
Oracle Corp                       COM              68389X105      1269   59,150 SH      SOLE                  53,730       0  5420
Panera Bread Co Cl A              CL A             69840W108       439    5,835 SH      SOLE                   5,225       0   610
Pepsico Incorporated              COM              713448108      1104   18,113 SH      SOLE                  16,913       0  1200
Pfizer Incorporated               COM              717081103       925   64,881 SH      SOLE                  61,501       0  3380
Powershares Financial Preferre    FINL PFD PTFL    73935X229       732   45,310 SH      SOLE                  45,310       0     0
Procter & Gamble Co               COM              742718109      1647   27,456 SH      SOLE                  25,956       0  1500
Rayonier Inc                      COM              754907103       296    6,730 SH      SOLE                   6,730       0     0
Rogers Communications, Inc.       CL B             775109200      1774   54,150 SH      SOLE                  50,050       0  4100
SPDR Barclays Capital High Yie    BRCLYS YLD ETF   78464A417       536   14,158 SH      SOLE                  14,158       0     0
SPDR S&P Oil & Gas Exp            S&P OILGAS EXP   78464A730       845   21,680 SH      SOLE                  19,160       0  2520
Seaboard Corp                     COM              811543107       308      204 SH      SOLE                     204       0     0
Select Sector Consumer Staples    SBI CONS STPLS   81369Y308      2620  102,740 SH      SOLE                  91,540       0 11200
Select Sector Utilities SPDR T    SBI INT-UTILS    81369Y886       268    9,480 SH      SOLE                   9,480       0     0
Southwestern Energy Co            COM              845467109       286    7,405 SH      SOLE                   6,685       0   720
Sunoco Logistics Partners LP      COM UNITS        86764L108       212    2,950 SH      SOLE                   2,950       0     0
Teva Pharm Inds Ltd ADR           ADR              881624209      2478   47,655 SH      SOLE                  44,315       0  3340
3M Company                        COM              88579Y101      1543   19,540 SH      SOLE                  18,350       0  1190
Tortoise Energy Infrastructure    COM              89147L100       333   10,285 SH      SOLE                  10,285       0     0
Travelers Companies Inc           COM              89417E109      1483   30,116 SH      SOLE                  28,216       0  1900
UMB Financial Corp                COM              902788108       640   18,000 SH      SOLE                  18,000       0     0
Union Pacific Corp.               COM              907818108       647    9,310 SH      SOLE                   8,270       0  1040
United Technologies Corp          COM              913017109      1304   20,093 SH      SOLE                  18,563       0  1530
V F Corp                          COM              918204108      1602   22,500 SH      SOLE                  21,000       0  1500
Invesco Van Kampen Dynamic Fun    COM              921166104       283   24,815 SH      SOLE                  24,815       0     0
Vanguard Emerging Market ETF      EMR MKT ETF      922042858      1917   50,460 SH      SOLE                  43,700       0  6760
Verizon Communications Inc        COM              92343V104       719   25,647 SH      SOLE                  23,647       0  2000
Wal-Mart Stores Inc               COM              931142103       716   14,891 SH      SOLE                  13,601       0  1290
Westrn Asset Varbl Rate           COM              957667108       153   10,000 SH      SOLE                  10,000       0     0
Windstream Corp Com               COM              97381W104       209   19,765 SH      SOLE                  19,765       0     0